INVESTMENTS (Details) - USD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Investments, Debt and Equity Securities [Abstract]
Cost method investments	$ 16	$ 16
Trading securities	13	13
Available-for-sale investments	17	34
Total	46	63
Long Term Equity Securities
Cost	15	15
Gross Unrealized Gains	2	19
Gross Unrealized Losses	0	0
Estimated Fair Value	$ 17	$ 34